Security deposits and maintenance reserves (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Security Deposits and Maintenance Reserve Deposits

	December 31,
	2019	2018
Security deposits	152,635	225,230
Maintenance reserve deposits	1,498,898	1,321,490

	1,651,533	1,546,720

Current assets	258,212	144,192
No n current assets	1,393,321	1,402,528

Changes in Security Deposits and Maintenance Reserve Deposits
Presented below are the changes in the security deposits and maintenance reserve deposits balance:

	Maintenance reserves deposits	Security deposits	Total
Balance at December 31, 2017	1,078,135	180,992	1,259,127

Additions	317,698	39,593	357,291
Write-offs	(31,132)	(968)	(32,100)
Refunds/returns	(236,987)	(23,175)	(260,162)
Foreign exchanges variations	193,776	28,788	222,564

Balance at December 31, 2018	1,321,490	225,230	1,546,720

Additions	343,727	37,614	381,341
Write-offs	(8,417)	—	(8,417)
Refunds/returns	(210,356)	(113,137)	(323,493)
Foreign exchanges variations	52,454	2,928	55,382

Balance at December 31, 2019	1,498,898	152,635	1,651,533

Current assets	258,212	—	258,212
Non current assets	1,240,686	152,635	1,393,321